Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Consolidated Statements Of Equity
Translation adjustments, tax	$ 47	$ (71)	$ (31)
Net unrealized gain (loss) on qualifying cash flow hedges, tax	(5)	(4)	16
Pension/Postretirement activity, tax	(125)	74	93
Pension/Postretirement - adjustment to change in measurement date, tax			$ 7